UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 21, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       36
Form 13F Information Table Value Total:       31891
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLE                   COM            032511107    1195  30731SH     SOLE       30731
APACHE CORP                        COM            037411105    1213  18921SH     SOLE       18921
CAMECO CORP                        COM NPV        13321L108      19   1092SH     SOLE        1092
CHEVRON CORP                       COM            166764100    1847  27465SH     SOLE       27465
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601      51   3436SH     SOLE        3436
CONOCOPHILLIPS                     COM            20825C104    1864  47590SH     SOLE       47590
DAYSTAR TECH INC                   COM            23962Q100       5   4570SH     SOLE        4570
ECHELON CORP                       OC COM         27874N105      66   8130SH     SOLE        8130
ENCANA CORP                        COM            292505104    1201  29283SH     SOLE       29283
FIRST SOLAR INC                    COM            336433107      56    420SH     SOLE         420
GLOBAL INDUSTRIES                  COM            379336100      24   6121SH     SOLE        6121
HALLIBURTON CO                     COM            406216101    1561 100936SH     SOLE      100936
HELIX ENERGY SOL                   COM            42330P107     863 167937SH     SOLE      167937
HESS CORP                          COM            42809H107    1663  30677SH     SOLE       30677
IMPERIAL OIL                       COM NEW        453038408    1949  53543SH     SOLE       53543
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107      53  15620SH     SOLE       15620
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      12   1970SH     SOLE        1970
MARATHON OIL CORP COM              COM            565849106    1944  73959SH     SOLE       73959
MEMC ELECTR MATLS INC              COM            552715104      41   2490SH     SOLE        2490
NEWFIELD EXPL CO                   COM            651290108    1193  52562SH     SOLE       52562
NEXEN INC                          COM            65334H102    2010 118271SH     SOLE      118271
NOBLE ENERGY INC                   COM            655044105    1906  35383SH     SOLE       35383
OCCIDENTAL PETE                    COM            674599105    1810  32524SH     SOLE       32524
OIL SERVICE HOLDRS TRUST           DEPOSITORY RECE678002106     200   2700SH     SOLE        2700
ORMAT TECHNOLOGIES INC             COM            686688102      44   1600SH     SOLE        1600
PATTERSON-UTI                      COM            703481101    1086 121247SH     SOLE      121247
PEABODY ENERGY                     COM            704549104    1143  45666SH     SOLE       45666
PETRO-CANADA                       COM            71644E102    2027  75312SH     SOLE       75312
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    1823  74411SH     SOLE       74411
PIONEER NATURAL                    COM            723787107    1232  74783SH     SOLE       74783
RENESOLA LTD                       SPONSORED ADS  75971T103      31   7860SH     SOLE        7860
SUNCOR ENERGY INC                  COM            867229106     805  35971SH     SOLE       35971
SUNPOWER CORP                      COM CL B       867652307      41   2070SH     SOLE        2070
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      79   6800SH     SOLE        6800
SWIFT ENERGY COMPANY               COM            870738101     802 109907SH     SOLE      109907
TRINA SOLAR LTD                    SPONSORED ADR  89628E104      32   3090SH     SOLE        3090

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